Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Prepaid Expense and Other Assets, Current [Abstract]
Insurance	$ 114	$ 117
Other miscellaneous	26	75
Prepaid expenses and other current assets, Total	$ 140	$ 192